CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss	$ (464,222)	$ (1,107,289)	$ (750,255)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	54,740	76,488	54,957
Reduction in the carrying amount of operating lease right-of-use assets	14,061	18,253	20,056
Investment (income) loss, net	(10,740)	(14,232)	1,162
Share of results of equity method investments	(1,987)	171	1,048
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	28,319	285,423	10,039
Share-based compensation expense	2,274	31,930
Deferred income tax expense	687		(126)
Non-cash interest expenses	12,907	14,784	1,620
Non-cash interest income	(21,225)	(13,415)
Amortization of deferred income relating to government grants	(60)	(25)
Expected credit loss (reversal) accrual	(4,818)	5,815	389
Warranty expenses	21,003	21,852	8,492
Commission fee for Westwood subscription commitment		3,500
Impairment of long-lived assets	51,800	0	0
Non-cash other operating income	(33,019)
Net unrealized foreign currency exchange losses	1,640	496	1,466
Changes in operating assets and liabilities:
Inventories	81,235	69,675	(235,074)
Operating lease liabilities	(17,138)	(16,351)	(29,357)
Net cash used in operating activities	(333,907)	(848,520)	(386,932)
Investing activities:
Payments for purchases of property, equipment and software and intangible assets	(79,432)	(57,337)	(213,714)
Proceeds from disposal of property, equipment and software	20,237	6,539	5,117
Payments for purchases of short-term investments		(48,150)	(38,254)
Proceeds from sales of short-term investments		48,257	37,428
Proceeds from settlement of derivative instruments	740	239
Receipts of government grants related to assets	11,331	28,135	16,345
Payments for investments in equity investees		(414)	(5,059)
Disposal of a subsidiary, net of cash disposed	(371)	6,788	1,379
Payments for purchases of securities pledged to an investor		(500,000)
Proceeds from sales of securities pledged to an investor	326,891	189,630
Proceeds from investment income arising from securities pledged to an investor		8,936
Loans to related parties	(60,722)	(262,203)	(1,227)
Proceed from settlement of related party loans		140
Disposal of equity investment under common control	58,885
Net cash provided by (used in) investing activities	277,559	(579,440)	(197,985)
Financing activities:
Payments of cash collateral to Meritz		(76,469)
Payment for settlement of Meritz	(512,925)
Payment for redemption of exchangeable notes		(365,994)
Proceeds from issuance of ordinary shares to exchangeable notes holders		361,262
Proceeds from issuance of exchangeable notes	27,842	28,541	27,883
Proceeds from exercise of public warrant		5,700
Proceeds from settlement of receivable from shareholders			26,139
Proceeds from issuance of convertible notes	199,263	119,284	25,297
Repayment of mandatorily redeemable noncontrolling interest			(11,554)
Repayments of refundable deposits in connection with PIPE investments		(10,264)
Payment for redemption of convertible notes	(119,263)		(5,648)
Receipts of refundable deposits in connection with PIPE investments			10,000
Capital contributions by noncontrolling interests		404	4,460
Proceeds from borrowings	1,404,766	1,033,046	481,176
Repayments of borrowings	(889,531)	(460,948)	(272,897)
Payments to a noncontrolling interest in the liquidation of a subsidiary			(148)
Net cash provided by financing activities	128,453	1,459,527	284,708
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(6,765)	26,235	(12,189)
Net increase (decrease) in cash, cash equivalents and restricted cash	65,340	57,802	(312,398)
Cash, cash equivalents and restricted cash at beginning of the year	484,937	427,135	739,533
Cash, cash equivalents and restricted cash at end of the year	550,277	484,937	427,135
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	73,431	103,072	418,941
Restricted cash, current	375,865	379,293	7,873
Restricted cash, non-current	100,981	2,572	321
Total cash, cash equivalents and restricted cash	550,277	484,937	427,135
Supplemental information
Interest paid	19,156	8,140	8,086
Income taxes paid	16,460	678	1,152
Income taxes refund	(349)	(127)	(45)
Non-cash investing and financing activities:
Purchase of property, equipment and software and intangible assets included in accrued expenses and other current liabilities	25,377	70,887	71,064
Accretion of redeemable convertible preferred shares		2,979	15,121
Issuance of ordinary shares through conversion of redeemable convertible preferred shares		386,509
Payable arising from a distribution agreement			22,296
Issuance of put option liabilities			9,376
Payable arising from deferred listing expenses			1,613
Issuance costs payable	6,556	6,556
Issuance of ordinary shares through conversion of convertible notes	1,210	30,114
Acquire equity interest through licensing certain internally developed intellectual property	35,568
LCAA and PIPE Investors
Financing activities:
Proceeds from issuance of ordinary shares to PIPE investors and LCAA, net of transaction costs		824,158
Westwood Capital Group LLC
Financing activities:
Proceeds from issuance of ordinary shares	1,301	807
ECARX
Financing activities:
Proceeds from issuance of ordinary shares	17,000
Related party
Changes in operating assets and liabilities:
Accounts receivable	6,102	(88,808)	(14,356)
Prepayments and other current assets	(32,765)	(46,564)	(18,880)
Other non-current assets	544	1,583	(2,706)
Accounts payable	51,420	76,329	335,307
Accrued expenses and other current liabilities	(13,983)	(55,875)	89,876
Other non-current liabilities	(638)	(140)	(91)
Investing activities:
Proceed from settlement of related party loans		140
Disposal of equity investment under common control	58,885
Nonrelated Party
Changes in operating assets and liabilities:
Accounts receivable	89,354	(67,262)	(75,265)
Prepayments and other current assets	415	(21,655)	(20,268)
Other non-current assets	(7,970)	(20,893)	(34,248)
Accounts payable	(9,378)	43,685	21,067
Contract liabilities - third parties	(18,939)	(7,150)	42,393
Accrued expenses and other current liabilities	(99,444)	(30,062)	124,094
Other non-current liabilities	$ (14,082)	$ (8,783)	$ 81,728